Consolidated Statements Of Stockholders' Deficit - USD ($) $ in Millions	Common Stock [Member]	Additional Paid-in Capital [Member]	Stockholder Receivable [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total
Balance, Amount at May. 31, 2012		$ 1,234.2	$ (21.4)	$ (38.1)	$ (1,795.2)	$ (620.5)
Balance, Shares at May. 31, 2012	1,000
Equity-based compensation expense		14.0				14.0
Unrealized gain (loss) on foreign currency translation, net of tax				126.5		126.5
Defined benefit plan funding status, net of tax				1.6		1.6
Receivable from stockholders			(8.7)			(8.7)
Other		(0.6)				(0.6)
Net income (loss)					(76.2)	(76.2)
Balance, Amount at May. 31, 2013		1,247.6	(30.1)	90.0	(1,871.4)	(563.9)
Balance, Shares at May. 31, 2013	1,000
Equity-based compensation expense		28.7				28.7
Unrealized gain (loss) on foreign currency translation, net of tax				(32.9)		(32.9)
Defined benefit plan funding status, net of tax				1.5		1.5
Unrealized gain (loss) on derivative instruments, net of tax				(9.9)		(9.9)
Receivable from stockholders			(5.2)			(5.2)
Net income (loss)					121.7	121.7
Balance, Amount at May. 31, 2014		1,276.3	(35.3)	48.7	(1,749.7)	(460.0)
Balance, Shares at May. 31, 2014	1,000
Equity-based compensation expense		15.5				15.5
Unrealized gain (loss) on foreign currency translation, net of tax				(277.5)		(277.5)
Defined benefit plan funding status, net of tax				(8.9)		(8.9)
Unrealized gain (loss) on derivative instruments, net of tax				(2.9)		(2.9)
Dividend paid/accrued		(82.7)				(82.7)
Net income (loss)					19.7	19.7
Balance, Amount at Apr. 30, 2015		$ 1,209.1	$ (35.3)	$ (240.6)	$ (1,730.0)	(796.8)
Balance, Shares at Apr. 30, 2015	1,000
Equity-based compensation expense						3.2
Defined benefit plan funding status, net of tax						0.2
Unrealized gain (loss) on derivative instruments, net of tax						0.6
Net income (loss)						55.7
Balance, Amount at Oct. 31, 2015						$ (823.0)